Deferred charges, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Noncurrent [Abstract]
Balance	$ 11,259	$ 11,782
Additions	2,635	3,949
Amortization	(4,200)	(4,472)
Write - off	(125)
Balance	$ 9,569	$ 11,259